Submission	Jun. 20, 2025
Submission [Line Items]
Central Index Key	0001089063
Registrant Name	DICK'S SPORTING GOODS, INC.
Form Type	S-4
Submission Type	S-4
Fee Exhibit Type	EX-FILING FEES